Employment and Compensation Arrangements - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at beginning of year		24,524,698
Modified options			24,339,097
Granted		2,321,348
Expired		(463,919)
Forfeited		(2,840,539)
Exercised		(2,416,534)
Modified		(244,829)
Outstanding at end of year	24,524,698	20,880,225	24,524,698
Vested and exercisable		16,110,638
Weighted Average Exercise Price Per Share
Outstanding at beginning of year		$ 12.44
Granted		17.55
Expired		11.47
Forfeited		12.97
Exercised		6.63
Modified		13.36
Outstanding at end of year	$ 12.44	12.18	$ 12.44
Vested and exercisable		$ 11.12
Weighted Average Remaining Contractual Life
Outstanding		7 years 3 months 18 days	8 years 6 months
Granted		7 years 8 months 12 days
Vested and exercisable		7 years
Aggregate Intrinsic Value
Outstanding at beginning of year		$ 13,293
Granted		5,431
Outstanding at end of year	$ 13,293	105,119	$ 13,293
Vested and exercisable		$ 94,181
Originally Reported
Number of Options
Outstanding at beginning of year		185,601
Outstanding at end of year	185,601		185,601
Weighted Average Exercise Price Per Share
Outstanding at beginning of year		$ 1,587.00
Outstanding at end of year	$ 1,587.00		$ 1,587.00
Weighted Average Remaining Contractual Life
Outstanding	8 years 6 months
Aggregate Intrinsic Value
Outstanding at beginning of year		$ 13,293
Outstanding at end of year	$ 13,293		$ 13,293